Fair Value Measurements (Details) - EBP 007 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements
Investments, at fair value	$ 927,731,551	$ 812,396,436
Fair Value, Inputs, Level 1, Level 2, and Level 3
Fair Value Measurements
Investments, at fair value	302,511,374	260,995,800
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Donaldson Company, Inc. Common Stock Fund
Fair Value Measurements
Investments, at fair value	210,973,632	177,822,400
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual funds and interest bearing cash
Fair Value Measurements
Investments, at fair value	79,846,264	71,246,045
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Participant-directed brokerage accounts
Fair Value Measurements
Investments, at fair value	11,691,478	11,927,355
Level 1
Fair Value Measurements
Investments, at fair value	302,511,374	260,995,800
Level 1 | Donaldson Company, Inc. Common Stock Fund
Fair Value Measurements
Investments, at fair value	210,973,632	177,822,400
Level 1 | Mutual funds and interest bearing cash
Fair Value Measurements
Investments, at fair value	79,846,264	71,246,045
Level 1 | Participant-directed brokerage accounts
Fair Value Measurements
Investments, at fair value	11,691,478	11,927,355
Level 2
Fair Value Measurements
Investments, at fair value	0	0
Level 2 | Donaldson Company, Inc. Common Stock Fund
Fair Value Measurements
Investments, at fair value	0	0
Level 2 | Mutual funds and interest bearing cash
Fair Value Measurements
Investments, at fair value	0	0
Level 2 | Participant-directed brokerage accounts
Fair Value Measurements
Investments, at fair value	0	0
Level 3
Fair Value Measurements
Investments, at fair value	0	0
Level 3 | Donaldson Company, Inc. Common Stock Fund
Fair Value Measurements
Investments, at fair value	0	0
Level 3 | Mutual funds and interest bearing cash
Fair Value Measurements
Investments, at fair value	0	0
Level 3 | Participant-directed brokerage accounts
Fair Value Measurements
Investments, at fair value	0	0
NAV | Common/collective trust fund investments measured at NAV
Fair Value Measurements
Investments, at fair value	$ 625,220,177	$ 551,400,636